Inventories (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventory write-off	$ 1,924	$ 748
Outstanding inventory purchase orders	$ 15,810